Document and Entity Information	Dec. 13, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2019
Entity Registrant Name	Career Education Corp
Entity Central Index Key	0001046568
Entity Emerging Growth Company	false
Entity File Number	0-23245
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	36-3932190
Entity Address Address Line1	231 N. Martingale Rd.
Entity Address City Or Town	Schaumburg
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60173
City Area Code	847
Local Phone Number	781-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Current Fiscal Year End Date	--12-31
Title of each class	Common Stock, $0.01 par value
Trading symbol(s)	CECO
Name of each exchange on which registered	NASDAQ